SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Stockholders Equity Note Disclosure [Text Block]
NOTE 12 — SHAREHOLDERS' EQUITY

A.	Public Company

The Company's shares are publicly traded on the Nasdaq Global Select Market.

B.	Share Capital

Share capital is comprised of issued and outstanding Ordinary Shares of NIS 0.02 par value.

C.	Employee Stock Purchase Plan

None.

D.	Employee, Directors, and Consultant Option Plans

The Company adopted its umbrella option plan in 2000 (the "Plan"). Pursuant to the Plan the number of Ordinary Shares made available under it automatically increases on the first day of the Company's fiscal year to equal the lesser of: (i) 5% of the outstanding Ordinary Shares on such date, (ii) 1,250,000 Ordinary Shares, and (iii) an amount determined by the Company's board of directors.

Under the Plan and its sub-plans, the Company granted options to purchase 1,491,600, 1,241,000 and 794,000 Ordinary Shares at an average exercise price of $7.99, $7.25 and $10.38 for the years ended December 31, 2014, 2013 and 2012, respectively.

During the year ended December 31, 2010, the Company amended the Plan to include the right to grant Restricted Share Units with respect to Ordinary Shares of the Company ("RSUs") with an exercise price per share equal to the par value of each share underlying the RSU. In the year ended December 31, 2010, the board of directors and shareholders at the 2010 Annual Shareholders Meeting ("2010 ASM") approved the grants of an aggregate of 48,000 RSUs to independent directors and a grant of an option to the Company CEO to purchase 100,000 ordinary shares. This RSU grant was in accordance with the resolutions adopted by the shareholders at the 2010 ASM which provided that: (i) each independent director (defined for the purpose hereof as External Directors according to the Companies Law and all other directors other than our employees or our consultants or of any subsidiary), who is appointed as our director, at or after the 2010 ASM, is automatically granted 8,000 RSUs, upon the date such individual first becomes a director; and (ii) each independent director is automatically granted 8,000 RSUs, following each annual meeting of our shareholders, beginning with the Company's 2011 annual shareholders meeting, if on such date he or she shall have served on our Board for at least the preceding six months.

In accordance with the 2010 ASM resolutions, the Company granted an aggregate of 48,000 RSUs to independent directors in each of the years 2011-2013.

In accordance with the June 19, 2014 Annual Shareholders Meeting (“2014 ASM”) resolutions, the Chairman of the Board is to receive up to 120% of the yearly RSU grant.

In accordance with the 2014 ASM resolutions, in 2014, the Company granted an aggregate of 49,600 RSUs to independent directors.

In the years ended December 31, 2014, 2013 and 2012, the board of directors and shareholders at the annual meetings approved a total grant of an option to the Company chairman to purchase 280,000 ordinary shares.

During the years 2003-2012, the board of directors decided to increase the reserve for grants under the Plan, by 7,097,269 options (and RSUs).

A summary of the status of the Company's stock option plans as of December 31, 2014, 2013 and 2012 and changes during the years then ended is as follows:

			WEIGHTED-	WEIGHTED-
	OPTIONS AND		AVERAGE	AVERAGE
	RSUs	OUTSTANDING	EXERCISE	FAIR
	AVAILABLE	OPTIONS AND	PRICE PER	VALUE OF
	FOR GRANT	RSUs	SHARE ($)	OPTION
Outstanding at December 31, 2011	2,820,387	3,021,809	4.56
Increase in option pool, net	516,691	-	-
Granted	(794,000)	794,000	10.38	$5.20
Forfeited	89,331	(89,331)	10.04
Exercised	-	(286,054)	2.21
Outstanding at December 31, 2012	2,632,409	3,440,424	5.96
Increase in option pool, net	800,000	-	-
Granted	(1,241,000)	1,241,000	7.25	$3.64
Forfeited	241,605	(241,605)	8.52
Exercised	-	(839,633)	2.38
Outstanding at December 31, 2013	2,433,014	3,600,186	6.95
Granted	(1,491,600)	1,491,600	7.99	$3.32
Forfeited	566,096	(566,096)	9.10
Exercised	-	(641,727)	2.72
Outstanding at December 31, 2014	1,507,510	3,883,963	7.73

The following table summarizes information about options outstanding and exercisable as of December 31, 2014:

	OPTIONS AND RSUs OUTSTANDING				OPTIONS AND RSUs EXERCISABLE
	NUMBER		WEIGHTED-		NUMBER	WEIGHTED-
RANGE OF	OUTSTANDING		AVERAGE	WEIGHTED-	OUTSTANDING	AVERAGE	WEIGHTED-
EXERCISE	AT		REMAINING	AVERAGE	AT	REMAINING	AVERAGE
PRICE	DECEMBER 31,		CONTRACTUAL	EXERCISE	DECEMBER 31,	CONTRACTUAL	EXERCISE
	$2014		LIFE	PRICE	2014	LIFE	PRICE
0.01	24,800	*	6.4	$0.01	-	-	-
1.67 – 2.00	123,124		0.5	$1.91	123,124	0.5	$1.91
2.55 – 4.43	160,060		1.2	$2.77	160,060	1.2	$2.77
5.16 – 6.77	192,235		2.1	$5.64	192,235	2.1	$5.64
7.06 – 7.65	1,877,892		5.5	$7.21	539,809	4.0	$7.20
8.00 – 8.41	472,187		3.4	$8.23	306,395	3.0	$8.21
9.47 – 9.71	626,041		3.6	$9.52	373,999	3.2	$9.54
10.13 - 12.98	407,624		4.6	$11.96	183,812	3.9	$12.98
	3,883,963				1,879,434

*RSUs

As of December 31, 2014, the aggregate intrinsic value for the options exercisable was $2.9 million with a weighted-average remaining contractual life of 2.6 years. Additionally, there were 2.0 million options expected to vest with a weighted-average exercise price of $7.94 and an aggregate intrinsic value of $1.7 million with a weighted-average remaining contractual life of 6.4 years.

The weighted average fair value of options exercisable as of the years ended December 31, 2014, 2013 and 2012 was $3.81, $3.3 and $2.6, respectively.

The aggregate intrinsic value for the options exercised during 2014, 2013 and 2012 was $3.4 million, $3.9 million and $1.9 million, respectively.

E.	Stock-based compensation expenses

The following table summarizes the effects of stock-based compensation resulting from the application of ASC 718 included in the Statements of Operations for the years ended December 31, 2014, 2013 and 2012:

	YEAR ENDED DECEMBER 31,
	2014	2013	2012

Cost of revenues	$434	$357	$312
Research and development expenses	489	292	254
Selling and marketing expenses	997	750	611
General and administrative expenses	1,548	1,345	1,357
Total	$3,468	$2,744	$2,534

The unrecognized stock-based compensation cost calculated under the fair value method for shares incentives expected to vest (unvested shares net of expected forfeitures) as of December 31, 2014 was approximately $6.9 million and is expected to be recognized over a weighted-average period of 2 years.

Under ASC 718, the fair market value of each option grant is estimated on the date of grant using the "Black-Scholes option pricing" method with the following weighted-average assumptions: (1) expected life of 4.8 years (2013 – 4.8, 2012 – 4.8); (2) dividend yield of 0% (2013 – 1.9%, 2012 – 3.2%); (3) expected volatility of 43% (2013 – 55%, 2012 – 57%); and (4) risk-free interest rate of 1.6% (2013 – 1.9%, 2012 – 1.4%).

F.	Dividend

During 2012, the Company declared a cash dividend to its shareholders in the amount of $7.5 million ($0.24 per share) and distributed a cash dividend of $10 million ($0.32 per share).

During 2013, the Company declared a cash dividend to its shareholders in the amount of $6.7 million ($0.21 per share) and distributed a cash dividend of $6.7 million ($0.21 per share).